Options Advance Payments- Purchase of Leased Vessels (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Options Advance Payments- Purchase of Leased Vessels [Abstract]
1	$ 803
2	803
3	803
4	803
5	803
Total	$ 4,015